UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10527

O’Connor Fund of Funds: Equity Opportunity LLC

(Exact name of registrant as specified in charter)

299 Park Avenue, 29th Floor

New York, NY 10171

(Address of principal executive offices) (Zip code)

James M. Hnilo, Esq.

UBS Alternative and Quantitative Investments LLC

One North Wacker Drive, 32nd Floor

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:(312) 525-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

O’Connor Fund of Funds: Equity Opportunity LLC

Schedule of Portfolio Investments

(Unaudited)

March 31, 2012

Investment Fund	Cost	Fair Value	% of Members’ Capital	Realized and Unrealized Gain/(Loss) from Investments	Initial Acquisition Date	Liquidity (a)	First Available Redemption (b)	Dollar Amount of Fair Value for First Available Redemption (b)
Equity Hedged
Anthion Partners, L.P. (c)	$4,690,970	$4,502,500	4.53	$202,245	3/1/2010	Quarterly
Atlas Institutional Fund, L.L.C. (c)	8,000,000	7,698,560	7.75	(26,877)	5/1/2011	Quarterly
Bronson Point Partners L.P. (c)	5,000,000	5,066,066	5.10	66,066	3/1/2012	Quarterly	9/30/2012	5,066,066
Cadian Fund, L.P. (c)	6,024,565	6,870,781	6.91	771,298	1/1/2011	Semi - Annually
CCI Technology Partners II, L.P. (c)	5,000,000	5,252,800	5.29	252,800	2/1/2012	Quarterly	3/31/2013	5,252,800
Encompass Capital Fund, L.P. (c)	3,680,000	3,629,499	3.65	(50,501)	2/1/2012	Quarterly	3/31/2013	3,629,499
JANA Partners Qualified, L.P. (d)	403,933	335,573	0.34	70,354	1/1/2006	N/A
JANA Piranha Fund, L.P. (e)	532,179	162,831	0.16	15,363	3/1/2006	N/A
JHL Capital Group Fund, L.L.C. (c)	6,000,000	5,867,849	5.90	442,239	2/1/2011	Quarterly
MSG Partners, L.P. (c)	7,185,047	8,468,657	8.52	385,229	1/1/2009	Quarterly
Newbrook Capital Partners L.P. (c)	4,750,000	4,898,721	4.93	148,721	1/1/2012	Quarterly	12/31/2012	4,898,721
Pennant Windward Fund, L.P. (c)	8,700,000	9,582,864	9.64	628,405	1/1/2011	Quarterly
Pershing Square, L.P. (c)	5,549,132	5,999,825	6.04	512,573	1/1/2011	Annually
Soroban Fund, L.L.C. (c)	8,000,000	9,269,846	9.33	733,628	4/1/2011	Quarterly
Southpoint Qualified Fund, L.P. (c)	6,306,729	9,216,936	9.27	452,566	11/1/2006	Quarterly
Spindrift Partners, L.P. (d)	1,037,208	1,318,514	1.33	(16,579)	7/1/2005	N/A
Valinor Capital Partners, L.P. (d)	102,715	287,183	0.29	121,328	7/1/2007	N/A
Visium Balanced Fund, L.P. (c)	6,000,000	5,947,757	5.98	178,765	6/1/2011	Quarterly

Equity Hedged Subtotal	$86,962,478	$94,376,762	94.96%	$4,887,623
Redeemed Investment Funds	—	—	—	(98,165)

Total	$86,962,478	$94,376,762	94.96%	$4,789,458

(a)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.

(b)	Investment Funds with no dates or amounts are available to be redeemed with no restrictions, as of the measurement date.

(c)	Investment Funds categorized as Level 2 investments and have the ability to redeem within the next twelve months.

(d)	A portion or all of the Fund’s interests in the Investment Fund are held in side pockets which have restricted liquidity.

(e)	The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

Complete information about the Investment Funds’ underlying investments is not readily available.

O’Connor Fund of Funds: Equity Opportunity LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

The following is a summary of the inputs used in valuing the Fund’s investments at fair value. The inputs or methodology used for valuing the Fund’s investments are not necessarily an indication of the risk associated with investing in those investments. The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

The Fund’s investments are categorized in three levels as disclosed below. Level 1 discloses the amount of investments where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments where the Fund has the ability to redeem at net asset value as of the March 31, 2012 measurement date, or within one year of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within one year of the March 31, 2012 measurement date. There were no transfers between Level 1 and Level 2 during the period ended March 31, 2012.

ASSETS TABLE

Description	Total Fair Value at March 31, 2012	Level 1	Level 2	Level 3
Equity Hedged	$94,376,762	$—	$92,272,661	$2,104,101

Total Assets	$94,376,762	$—	$92,272,661	$2,104,101

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Description	Balance as of December 31, 2011	Realized gain / (loss)	Change in unrealized appreciation / depreciation	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Diversified Credit	$2,084,474	$86,120	$104,346	$—	$(170,839)	$—	$—	$2,104,101

Total	$2,084,474	$86,120	$104,346	$—	$(170,839)	$—	$—	$2,104,101

Net change in unrealized appreciation/depreciation on Level 3 assets still held as of March 31, 2012 is $104,346.

O’Connor Fund of Funds: Equity Opportunity LLC

Schedule of Portfolio Investments (continued)

(Unaudited)

March 31, 2012

Portfolio Valuation

The Investment Funds in the equity hedged strategy generally use fundamental analysis to invest in publicly traded equities. Long and short positions seek to capture perceived security mispricings. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. Investment Funds within this strategy are generally subject to 45 - 65 day redemption notice periods. Investment Funds representing approximately 2 percent of the fair value of the investments in this strategy are side pockets, liquidating trusts or private equity positions where the liquidation of assets is uncertain. The remaining approximately 98 percent of the Investment Funds are available to be redeemed with no restrictions, as of the measurement date.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2012.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended March 31, 2012. Please refer to the December 31, 2011 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	O’Connor Fund of Funds: Equity Opportunity LLC

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date	May 21, 2012

By (Signature and Title)*	/s/ Nicholas Vagra
Nicholas Vagra, Principal Accounting Officer

Date	May 23, 2012

*	Print the name and title of each signing officer under his or her signature.